Financial Instruments - Maturity of Non Derivative Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	$ 22,629.8	$ 16,407.6
On Demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	15,230.7	9,720.3
Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	6,063.8	6,317.3
3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	1,157.6	248.4
1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	176.3	121.0
More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	1.4	0.6
Treasury instruments
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	3,568.7	2,905.6
Treasury instruments | On Demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	125.6	0.0
Treasury instruments | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	2,638.6	2,681.1
Treasury instruments | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	679.4	104.8
Treasury instruments | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	125.1	119.7
Treasury instruments | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Fixed income securities
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	87.7	76.7
Fixed income securities | On Demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	75.2	0.0
Fixed income securities | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	12.5	76.7
Fixed income securities | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Fixed income securities | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Fixed income securities | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Equity instruments
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	4,678.0	1,521.3
Equity instruments | On Demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	4,464.3	1,511.9
Equity instruments | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	213.7	9.4
Equity instruments | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Equity instruments | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Equity instruments | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Stock borrowing
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	1,781.6	2,501.4
Stock borrowing | On Demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	1,577.9	2,501.4
Stock borrowing | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	203.7	0.0
Stock borrowing | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Stock borrowing | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Stock borrowing | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Reverse repurchase agreements
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	2,490.4	3,199.8
Reverse repurchase agreements | On Demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	213.0	0.0
Reverse repurchase agreements | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	2,277.4	3,199.8
Reverse repurchase agreements | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Reverse repurchase agreements | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Reverse repurchase agreements | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts due from exchanges, clearing houses and other counterparties
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	3,215.5	2,344.2
Amounts due from exchanges, clearing houses and other counterparties | On Demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	3,215.5	2,344.2
Amounts due from exchanges, clearing houses and other counterparties | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts due from exchanges, clearing houses and other counterparties | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts due from exchanges, clearing houses and other counterparties | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts due from exchanges, clearing houses and other counterparties | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts receivable from clients
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	2,838.6	1,728.0
Amounts receivable from clients | On Demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	2,838.6	1,728.0
Amounts receivable from clients | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts receivable from clients | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts receivable from clients | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Amounts receivable from clients | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Trade debtors
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	785.8	300.1
Trade debtors | On Demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	60.6	80.5
Trade debtors | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	251.7	206.7
Trade debtors | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	471.4	11.8
Trade debtors | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	2.1	1.1
Trade debtors | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Default funds and deposits
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	474.1	259.4
Default funds and deposits | On Demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	6.9	3.5
Default funds and deposits | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	416.4	124.6
Default funds and deposits | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	4.9	131.2
Default funds and deposits | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	45.9	0.1
Default funds and deposits | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Loans receivable
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	89.8	8.1
Loans receivable | On Demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	63.7	0.0
Loans receivable | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	25.7	7.7
Loans receivable | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.4	0.4
Loans receivable | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Loans receivable | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Other debtors
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	63.0	79.5
Other debtors | On Demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	32.8	67.3
Other debtors | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	24.1	11.3
Other debtors | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	1.5	0.2
Other debtors | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	3.2	0.1
Other debtors | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	1.4	0.6
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	2,556.6	1,483.5
Cash and cash equivalents | On Demand
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	2,556.6	1,483.5
Cash and cash equivalents | Less than 3 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Cash and cash equivalents | 3 to 12 months
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Cash and cash equivalents | 1 to 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	0.0	0.0
Cash and cash equivalents | More than 5 years
Disclosure of financial assets [line items]
Financial assets held for managing liquidity risk	$ 0.0	$ 0.0